Share-Based Compensation - Effect of Changes on Calculation of Total Number of Chrysler Group Units Feature One (Parenthetical) (Detail) (Conversion Features One [Member])	Jun. 10, 2009
Capital Unit [Line Items]
Membership Interests authorized, issued and outstanding after conversion of Membership Interests	1,000,000
Value of Class A Membership Interests to total unit value	600
Class A Membership Interests [Member]
Capital Unit [Line Items]
Membership Interests authorized, issued and outstanding prior to conversion of Membership Interests	800,000
Percentage Ownership Interest prior to conversion	80.00%
Membership Interests authorized, issued and outstanding after conversion of Membership Interests	1,000,000